Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	March 31, 2020			December 31, 2019
	Cost	Accumulated depreciation	Net book value	Net book value

Betting platform software	$5,689,965	$732,153	4,957,812	$5,052,645
Licenses	10,692,060	790,731	9,901,329	9,929,495
Location contracts	1,000,000	804,402	195,598	231,312
Customer relationships	870,927	316,343	554,584	569,700
Trademarks	116,064	44,340	71,724	73,875
Websites	40,000	40,000	—	—
	$18,409,016	$2,727,969	15,681,047	$15,857,027

	December 31, 2019			December 31, 2018
	Cost	Accumulated depreciation	Net book value	Net book value

Betting platform software	$5,689,965	$(637,320)	$5,052,645	$1,405,134
Licenses	10,694,227	(764,732)	9,929,495	10,037,980
Location contracts	1,000,000	(768,688)	231,312	374,169
Customer relationships	870,927	(301,227)	569,700	630,161
Trademarks	116,175	(42,300)	73,875	75,583
Websites	40,000	(40,000)	—	4,953
	$18,411,294	$(2,554,267)	$15,857,027	$12,527,980